Revenues and other income	12 Months Ended
Dec. 31, 2025
Revenues and other income
Revenues and other income

Note 19. Revenues and other income

For the periods ended December 31, 2025, and December 31, 2024, and December 31, 2023.

	Year ended December 31,
(in thousands of euros)	2023	2024	2025
Revenue	17,477	9,198	4,483
Total revenues	17,477	9,198	4,483
CIR	5,333	4,888	2,276
Subsidies	9	8	2
Other	344	630	1,165
Total other income	5,686	5,526	3,443
Total revenues and other income	23,163	14,725	7,926

19.1Revenues

For the year ended December 31, 2025, revenue of €4.4 million was recognized on the CTTQ License Agreement. (See Accounting principles and CTTQ License Agreement and amendment described in the Notes 3.12 – Revenue)

On October 11, 2024, the Company and CTTQ entered into the CTTQ Amendment (See Note 1.3 – Significant events of 2024 and 2023) to the CTTQ License Agreement, with mainly a change in the milestones conditions precedents and on the royalty rate under the CTTQ License Agreement. As the amendment primarily applied to the transfer of Know-How that was already completed as of January 1, 2023, the change in transaction price was allocated to performance obligations on the same basis as at contract inception.

The Company invoiced CTTQ for $10.5 million on May 9, 2025 (the total invoice corresponds to the milestone payment of $10.0 million following the success of the T2 Transaction, and an additional billing of $0.5 million). On July 7, 2025, the Company received $9.5 million after deducting the withholding tax of $1.1 million[2]. As of December 31, 2025, the transaction price also includes the credit notes in favor of CTTQ, following the satisfaction of the condition precedent upon receipt of the second tranche of the structured financing, for a total amount of $5 million[3], described in Note 16 – Other current and non-current liabilities and Note 1.2 – Significant events of 2025.

Revenue recognition applied to CTTQ

Following the IFRS 15 analysis, three main distinct performance obligations have been identified under CTTQ License Agreement:

●	Transfer of Know-How: all data and information that is useful for the development, manufacture or commercialization of the licensed compound or licensed products in the field in the licensee territory. The transfer of know-how corresponds to a right-to-use license and the transfer of this license has been completed as of January 1, 2023. Revenue was recognized at that point in time (see below);
●	Development Services – Phase I: During the development services to be completed during - Phase I, the Company provides development services in connection with the license, which is controlled by CTTQ since its transfer, for a certain period of time that will enhance it in the meantime. Based on the Company’s assessment of the nature of the services the development services – Phase I were determined to be a separate performance obligation as the promise is separately identifiable as part of the CTTQ License Agreement and CTTQ can benefit from the services together with the license that has already been transferred to it. CTTQ has access to the developments overtime and revenue is recognized accordingly (see below); and

[2]The Company invoiced €9.4 million on May 9, 2025 (corresponds to the milestone payment of €8.9 million euros, and an additional invoicing of €0.5 million) and received on July 7, 2025, €8.1 million after deduction of withholding tax for €0.9 million. The exchange rate on the invoice date was 1.125 dollar for one euro. The exchange rate on the payment date was 1.1755.

[3]The aggregate amount of the three credit notes in favor of CTTQ was €4.4 million on May 9, 2025. As of December 31, 2025, €1.7 million related to the first credit note was issued and accounted in reduction to the trade receivables (see Note 10.1 Trade receivables and other) and two other credit notes were recognized in other miscellaneous payables for €2.6 million (see Note 16 Other current and non-current liabilities). The exchange rate on the closing date was 1.1750 dollar for one euro.

●	Transfer of the manufacturing technology: this transfer gives CTTQ rights to the intellectual property, as such the transfer of the manufacturing technology is determined to be a license in the context of the agreement, in accordance with IFRS 15. The transfer of the manufacturing technology corresponds to a right-to-use license and the transfer of this license has not been completed as of December 31, 2025. Revenue will be recognized at the point in time at which the performance obligation will be fulfilled (see below).

Under the CTTQ License Agreement, CTTQ is committed to make the following payments:

●	Upfront payment: Non-refundable upfront fee: $12.0 million.
●	Regulatory milestones: Seven development, regulatory and new milestone payments and four credits notes on these milestones, amounting up to $40 million in aggregate. (Credit note A issued on June 2025 - see Note 1.2 - Significant events of 2025, and amounted to $2.0 million, Credit note B issued on January 1, 2026, and amounted to $1.5 million, Credit note C to be issued on June 1, 2026, and will amount to $1.5 million, Credit note D to be issued on January 1, 2027, and will amount to $5 million).
●	Commercial milestones: Sales-based milestone payments, divided into six successive targets and amounting up to $250 million in aggregate.
●	Royalties: Sales-based royalties.

According to the contract the non-refundable upfront fee is due on the effective date as defined in the contract. The potential regulatory and commercial milestone payments may represent up to $290 million, in addition to the non-refundable upfront fee of $12 million.

Revenue related to regulatory milestones will be recognized when achieved according to the contract term until the obtention of the regulatory approval in Mainland China. Revenue related to commercial milestone will be recognized according to the term of the contract when achieved, starting upon commercialization of the licensed products. The consideration for the licensing contract consists of fixed and variable parts. The license contract in place provides distinct right-to-use licenses, therefore under IFRS 15 the fixed part of the consideration is recognized at the point in time when the licensee can direct the use and benefit from the license. For any variable consideration revenue is recognized at the point in time when the variable constraint is removed. Sales-based royalties revenue is recognized at the later when (i) the subsequent sale occurs and (ii) the performance obligation has been satisfied.

Under IFRS 15, the allocation and recognition of revenue was determined as follows based on the stand-alone selling price of each of the performance obligations:

●	The $12.0 million upfront payment was allocated to the license, the development services and the transfer of manufacturing technology. The allocation of the transaction price to each performance obligation has been performed by determining the stand-alone selling price of the development services and the transfer of manufacturing technology and the allocation to the license was determined on the residual method. In 2022, revenue is recognized for the existing know-how transferred to CTTQ and overtime for the percentage completion (input method) for the Phase I (Development Services), for €12.1 million, including €12.0 million related to know-how transfer.
●	Regulatory and commercial milestones payments whose payment depends on the achievement of certain technical, regulatory or commercial events, as provided in the contract, are variable considerations that will be recognized as revenue if, and when, the milestones are met.

The Company invoiced CTTQ for $2.1 million on May 22, 2023 (the total invoice corresponding to the milestone payment of $2.0 million following the IND approval from the NMPA, and an additional billing of $0.1 million). On July 19, 2023, the Company received $1.9 million after deducting the withholding tax of $0.2 million[4].

[4]The Company invoiced €1.9 million on May 22, 2023 (corresponding to the milestone payment of €1.8 million euros, and an additional invoicing of €0.1 million) and received on July 19, 2023, €1.7 million after deduction of withholding tax for €0.2 million. The exchange rate on the invoice date was 1.082 dollar for one euro.

The Company invoiced CTTQ for $3.2 million on December 12, 2023 (the total invoice corresponding to the milestone payment of $3 million following the randomization of the first patient in China, and an additional billing of $0.2 million). On December 29, 2023, the Company received $2.8 million after deducting the withholding tax of $0.3 million[5].

The Company invoiced CTTQ for $10.5 million on October 14, 2024 (the total invoice corresponding to the milestone payment of $10.0 million following the success of the first phase of the Structured Financing, and an additional billing of $0.5 million). On November 18, 2024, the Company received $9.5 million after deducting the withholding tax of $1.0 million[6].

The Company invoiced CTTQ for $10.5 million on May 9, 2025 (the total invoice corresponding to the milestone payment of $10.0 million following the success of the T2 Transaction, and an additional billing of $0.5 million). On July 7, 2025, the Company received $9.5 million after deducting the withholding tax of $1.1 million[7]. As of December 31, 2025, the transaction price also includes the credit notes in favor of CTTQ, following the satisfaction of the condition precedent upon receipt of the second tranche of the structured financing, for a total amount of $5 million[8].

●	Royalties on commercial sales, if any, by CTTQ will be recognized as revenue when the underlying sales will be made, under the terms and timeframes set out in the agreement. No amounts are recognized in 2025.

As of December 31, 2025, the aggregate constrained transaction price is €30.3 million. €4.4 million is recognized in revenue, mainly for the Transfer of Know-How. The €0.1 million long term contract liabilities mainly refers to the Transfer of the manufacturing technology. The Development Services – Phase I ended during the first half of 2025.

Revenue recognition applied to Hepalys License Agreement

On September 20, 2023, the Company entered into the Hepalys License Agreement (see Note 1.3. – Significant events of 2024 and 2023).

Following the analysis of the Hepalys License Agreement, the Company determined that the agreement is to be accounted as a contract with a customer in accordance with IFRS 15 – Revenue from contracts with customers (see Note 3.12. – Revenue).

Following the IFRS 15 analysis, one main performance obligation has been identified:

●	Transfer of the Company intellectual property: all data and information that is useful for exploiting the licensed compound or licensed products in the field in the licensee territory. The transfer of know-how corresponds to a right-to-use license. The transfer of this license was fully completed in November 2023. Revenue is recognized at a point in time accordingly.

At the same time, the parties entered into a manufacture and supply agreement which relates to the supply of the licensed product during the clinical study and for commercial purposes. A specific price is determined for the supply of licensed products. Management considers that the price is in accordance with the market practice and reflects a stand-alone selling price that is not part of the transaction price of the Hepalys License Agreement and does not give rise to material rights. As such management determines that no part of the transaction price determined should be allocated in regards of the Hepalys Clinical Supply Agreement.

[5]The Company invoiced €2.9 million on December 12, 2023 (corresponding to the milestone payment of €2.8 million euros, and an additional invoicing of €0.1 million) and received on December 29, 2023, €2.6 million after deduction of withholding tax for €0.3 million. The exchange rate on the invoice date was 1.080 dollar for one euro.

[6]The Company invoiced €9.6 million on October 14, 2024 (corresponding to the milestone payment of €9.2 million euros, and an additional invoicing of €0.5 million) and received on November 18, 2024, €9.5 million after deduction of withholding tax for €1.0 million. The exchange rate on the invoice date was 1.092 dollar for one euro.

[7]The Company invoiced €9.4 million on May 9, 2025 (corresponding to the milestone payment of €8.9 million euros, and an additional invoicing of €0.5 million) and received on July 7, 2025, €8.1 million after deduction of withholding tax for €0.9 million. The exchange rate on the invoice date was 1.125 dollar for one euro. The exchange rate on the payment date was 1.1755.

[8]The aggregate amount of the three credit notes in favor of CTTQ was €4.4 million on May 9, 2025. As of September 2025, €1.7 million related to the first credit note was issued and accounted in reduction to the trade receivables (see Note 10 Trade receivables, tax receivables and other current assets) and two other credit notes were recognized in other miscellaneous payables for €2.6 million (see Note 16.2 Other current liabilities). The exchange rate on the closing date was 1.1750 dollar for one euro.

When determining the transaction price of the Hepalys License Agreement, management considered the payments which Hepalys is committed to make under the Hepalys License Agreement as well as non-cash consideration.

The payments under the Hepalys License Agreement are the following:

●	Upfront payment: Non-refundable upfront fee: $10 million;
●	Development milestones: Development milestone payments – four milestones, potentially amounting to up to $37.5 million in aggregate;
●	Commercial milestones: Sales-based milestone payments, divided into five successive targets and potentially amounting up to $193.6 million in aggregate; and
●	Royalties: Sales-based royalties

According to the Hepalys License Agreement, the non-refundable upfront payment is due within thirty days after the effective date of the contract. The potential development and commercial milestone payments may represent up to $231 million, in addition to the non-refundable upfront fee of $10 million. Variable consideration related to development milestones is measured based on the achievement of the milestones over the term of the Hepalys License Agreement, meaning the receipt of the regulatory approval in Japan and South Korea, and will be included in the transaction price when the uncertainty will be resolved. Revenue related to commercial milestones will be recognized over the term of the Hepalys License Agreement when cumulative sales thresholds will be reached, starting upon the potential commercialization of the licensed products. Management also identified non-cash consideration when determining the transaction price of the contract. In the framework of the Hepalys License Agreement, the Company entered into the Catalys Option Agreement to acquire 30% of the shares of Hepalys at an exercise price of ¥300 (equal to €1.90). Management determined that the option granted by Catalys is a non-cash consideration for the Hepalys License Agreement and needs to be included when determining the transaction price and should be measured at fair value.

The consideration for the Hepalys License Agreement consists of fixed and variable components. The Hepalys License Agreement provides distinct right-to-use licenses. Therefore, under IFRS 15, the fixed part of the consideration is recognized at a point in time when the licensee can direct the use and benefit from the license. Estimated variable considerations for development milestones are included in the estimated transaction price when it is highly probable that the resulting revenue recognized would not have to be reversed in a future period. This is unlikely to be before each related milestone is achieved. This amount will be recognized as revenue when it is included in the transaction price. Estimated variable considerations for commercial milestones are included in the estimated transaction price only when the cumulative threshold specified in the contract has been reached and revenue is recognized at a point in time. Sales-based royalties’ revenue is recognized at the later when (i) the subsequent sale occurs and (ii) the performance obligation has been satisfied.

Consequently, the transaction price (cash and non-cash considerations) was fully allocated to the license under the Hepalys License Agreement, and comprised the following:

●	The upfront payment of $10 million (equal to €9.3 million); and
●	The fair value of the option (non-cash consideration) amounting to $3.6 million (equal to €3.4 million, see Note 7 — Investments accounted for using the equity method).

No revenue has been received and recognized during 2025 and 2024.

19.2Other income

The CIR generated for the year 2025 amounts to €2.3 million, compared to €4.9 million for the same period in December 2024, due to the decrease in research and development (‘R&D’) expenses as a result of the partial implementation of the Strategic Pipeline Prioritization Plan initiated in the first half of 2025.

As of December 31, 2025, the other income also increased by €0.6 million mainly due to the gain on disposal of the Odiparcil compound.